Note 12 - Other Liabilities	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
12.	Other liabilities:

(thousands of Canadian dollars)
	2021	2020

Accounts payable and other	$6,893	$4,233
Current income tax liability	2,949	-
Deferred income tax liability	898	-
Lease obligations	5,113	3,084
Cash collateral and amounts held in escrow	7,887	4,012
Holdbacks payable on loan and lease receivables	110,764	96,064

	$134,504	$107,393

Lease obligations reflect the Bank’s liabilities under IFRS 16 that were adopted for the year ended October 31, 2020 (note 3). Upon initial recognition of the lease obligations the Bank also recognized right-of use assets (note 7) corresponding to the lease obligations. The lease obligations are related to the Bank’s multiple leased premises. Effective November 1, 2019, the Bank adopted IFRS 16. Prior to the adoption of IFRS 16 the Bank’s total minimum operating lease commitments as at October 31, 2019 were $6.8 million. The portion of the Bank’s current leasing obligations that were not captured as part of the right-of-use assets continue to be expensed in premises and equipment.

The current leasing arrangements associated with these lease obligations expire between October 2025 and December 2045 with options to renew the leases after the initial lease period. Lease payments are adjusted every three to five years to reflect market rates.